Average Annual Total Returns{- Fidelity® Massachusetts Municipal Money Market Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-11 - Fidelity® Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.06%	0.60%	0.32%